Share based payments - Summary of RSU's outstanding (Details)			12 Months Ended
	Oct. 01, 2024 shares	May 16, 2024 shares	Dec. 31, 2024 EquityInstruments	Dec. 31, 2023 EquityInstruments	Dec. 31, 2022 EquityInstruments
Share based payments
Outstanding at the beginning of the year			11,472,520	10,816,856	8,579,837
Granted during the year	41,000	1,340,000	1,381,000	1,538,400	3,127,239
Forfeited during the year			(547,911)	(544,676)	(607,430)
Outstanding at the end of the year			11,911,109	11,472,520	10,816,856
Restricted Stock Units (RSUs)
Share based payments
Outstanding at the beginning of the year			1,175,453	736,095
Granted during the year			840,088	920,510	470,273
Forfeited during the year			(476,482)	(270,474)	(172,885)
Paid in cash during the year			(232,788)	(210,678)	(219,096)
Outstanding at the end of the year			1,306,271	1,175,453	736,095
Plan 2020.I
Share based payments
Outstanding at the beginning of the year			5,191
Forfeited during the year			(2,490)
Paid in cash during the year			(2,701)
Outstanding at the end of the year				5,191
Plan 2020.II
Share based payments
Outstanding at the beginning of the year			2,761
Forfeited during the year			(239)
Paid in cash during the year			(2,522)
Outstanding at the end of the year				2,761
Plan 2021.I.
Share based payments
Outstanding at the beginning of the year			42,829
Forfeited during the year			(22,968)
Paid in cash during the year			(11,413)
Outstanding at the end of the year			8,448	42,829
Plan 2021.II.
Share based payments
Outstanding at the beginning of the year			9,478
Forfeited during the year			(4,739)
Paid in cash during the year			(2,708)
Outstanding at the end of the year			2,031	9,478
Plan 2021.III
Share based payments
Outstanding at the beginning of the year			5,416
Forfeited during the year			(5,416)
Outstanding at the end of the year				5,416
Plan 2021.IV.
Share based payments
Outstanding at the beginning of the year			15,430
Forfeited during the year			(7,715)
Paid in cash during the year			(7,715)
Outstanding at the end of the year				15,430
Plan 2022.I.
Share based payments
Outstanding at the beginning of the year			103,308
Forfeited during the year			(64,066)
Paid in cash during the year			(15,410)
Outstanding at the end of the year			23,832	103,308
Plan 2022.II.
Share based payments
Outstanding at the beginning of the year			106,128
Forfeited during the year			(22,832)
Paid in cash during the year			(28,528)
Outstanding at the end of the year			54,768	106,128
Plan 2022.III.
Share based payments
Outstanding at the beginning of the year			5,530
Forfeited during the year			(5,530)
Outstanding at the end of the year				5,530
Plan 2023.I.
Share based payments
Outstanding at the beginning of the year			366,582
Forfeited during the year			(191,532)
Paid in cash during the year			(45,087)
Outstanding at the end of the year			129,963	366,582
Plan 2023.II.
Share based payments
Outstanding at the beginning of the year			512,800
Forfeited during the year			(108,471)
Paid in cash during the year			(116,704)
Outstanding at the end of the year			287,625	512,800
Plan 2024 I
Share based payments
Granted during the year			588,216
Forfeited during the year			(21,760)
Outstanding at the end of the year			566,456
Plan 2024 II
Share based payments
Granted during the year			251,872
Forfeited during the year			(18,724)
Outstanding at the end of the year			233,148